Document and Entity Information	Jan. 29, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Registrant Name	Fidelity Concord Street Trust
Central Index Key	0000819118
Investment Company Type	N-1A
Amendment Flag	false